Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2 Investment Grade Bond Portfolio
April 28, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)."

Celso Munoz (co-manager) has managed the fund since October 2016.

The following information supplements the biographical information found in the "Fund Management" section.

Celso Munoz is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Munoz has worked as a research analyst and portfolio manager.

VIG-16-01 1.798000.114	October 18, 2016

Supplement to the
Fidelity® Variable Insurance Products
Investor Class Investment Grade Bond Portfolio
April 28, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)."

Celso Munoz (co-manager) has managed the fund since October 2016.

The following information supplements the biographical information found in the "Fund Management" section.

Celso Munoz is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Munoz has worked as a research analyst and portfolio manager.

VIPIGB-INV-16-01 1.918639.105	October 18, 2016